Derivatives and Other Financial Instruments - Schedule of Carrying Values and Fair Values of Other Financial Instruments (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Carrying Value [Member]
Derivative [Line Items]
Cash and cash equivalents	$ 241	$ 557	$ 266
Restricted cash	2
Long-term debt due within one year	21	18	29
Long-term debt, less amount due within one year	1,454	207	313
Fair Value [Member]
Derivative [Line Items]
Cash and cash equivalents	241	557	266
Restricted cash	2
Long-term debt due within one year	21	18	29
Long-term debt, less amount due within one year	$ 1,515	$ 207	$ 313